Workers' Profit Sharing (Details) - Schedule of the workers’ profit sharing in the income statement - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Workers' Profit Sharing (Details) - Schedule of the workers’ profit sharing in the income statement [Line Items]
Workers profit sharing	S/ 8,888	S/ 2,170	S/ 6,340
Cost of sales of goods and services [Member]
Workers' Profit Sharing (Details) - Schedule of the workers’ profit sharing in the income statement [Line Items]
Workers profit sharing	7,650	2,147	4,661
Administrative expenses [Member]
Workers' Profit Sharing (Details) - Schedule of the workers’ profit sharing in the income statement [Line Items]
Workers profit sharing	S/ 1,238	S/ 23	S/ 1,679